Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance, value at Jan. 03, 2009	$ 34,533	$ 219,041	$ 2,977,630	$ 4,702	$ 3,235,906
Balance, shares at Jan. 03, 2009	345,332,272
Net earnings			777,226		777,226
Other comprehensive income (loss):
Unrealized gain on available-for-sale securities, net of taxes				5,865	5,865
Reclassification of realized loss on derivative financial instruments to net earnings, net of taxes				411	411
Foreign currency translation adjustment, net of taxes				83,056	83,056
Other comprehensive income (loss)					89,332
Comprehensive income					866,558
Repurchases of common stock, shares	(27,154,078)				(27,100,000)
Repurchases of common stock , value	(2,715)	(433,632)	(563,653)		(1,000,000)
Stock-based compensation		59,795			59,795
Common stock issued under stock plans and other, net - shares	6,359,387
Common stock issued under stock plans and other, net - value	636	125,620			126,256
Tax benefit from stock plans		35,036			35,036
Balance, value at Jan. 02, 2010	32,454	5,860	3,191,203	94,034	3,323,551
Balance, shares at Jan. 02, 2010	324,537,581
Net earnings			907,436		907,436
Other comprehensive income (loss):
Unrealized gain on available-for-sale securities, net of taxes				6,187	6,187
Reclassification of realized gain on available-for-sale securities, net of taxes				(3,081)	(3,081)
Foreign currency translation adjustment, net of taxes				(13,136)	(13,136)
Other comprehensive income (loss)					(10,030)
Comprehensive income					897,406
Repurchases of common stock, shares	(15,388,500)				(15,400,000)
Repurchases of common stock , value	(1,539)	(623,712)			(625,251)
Stock-based compensation		69,586			69,586
Common stock issued under stock plans and other, net - shares	6,293,732
Common stock issued under stock plans and other, net - value	629	151,144			151,773
Common stock issued in connection with acquisition, shares	13,575,353
Common stock issued in connection with acquisition, value	1,358	532,289			533,647
Tax benefit from stock plans		20,959			20,959
Balance, value at Jan. 01, 2011	32,902	156,126	4,098,639	84,004	4,371,671
Balance, shares at Jan. 01, 2011	329,018,166				329,018,166
Net earnings			825,793		825,793
Cash dividends declared on common stock			(271,868)		(271,868)
Other comprehensive income (loss):
Unrealized gain on available-for-sale securities, net of taxes				2,780	2,780
Foreign currency translation adjustment, net of taxes				(71,064)	(71,064)
Other comprehensive income (loss)					(68,284)
Comprehensive income					485,641
Repurchases of common stock, shares	(18,314,774)
Repurchases of common stock , value	(1,831)	(504,271)	(268,642)		(774,744)
Stock-based compensation		76,313			76,313
Common stock issued under stock plans and other, net - shares	8,912,573
Common stock issued under stock plans and other, net - value	890	301,587			302,477
Tax benefit from stock plans		13,258			13,258
Balance, value at Dec. 31, 2011	$ 31,961	$ 43,013	$ 4,383,922	$ 15,720	$ 4,474,616
Balance, shares at Dec. 31, 2011	319,615,965				319,615,965